August 7, 2012	Erika L. Robinson

+1 202 663 6402 (t)
BY ELECTRONIC SUBMISSION	+1 202 663 6363 (f)
erika.robinson@wilmerhale.com

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	The WhiteWave Foods Company
Registration Statement on Form S-1

Ladies and Gentlemen:

Submitted herewith for filing on behalf of The WhiteWave Foods Company (the “Company”) is a Registration Statement on Form S-1 relating to the registration under the Securities Act of 1933, as amended (the “Securities Act”), of shares of Class A Common Stock of the Company.

This filing is being effected by direct transmission to the Commission’s EDGAR System. In anticipation of this filing, the Company has caused the filing fee of $34,380 to be wire transferred to the Commission’s account at U.S. Bank in St. Louis.

The Registration Statement relates to the Company’s initial public offering of securities. It is the intent of the Company and the managing underwriters of the proposed offering to have the Registration Statement declared effective as early as possible.

Acceleration requests may be made orally, and the Company and the managing underwriters of the proposed offering have authorized us to represent on their behalf that they are aware of their obligations under the Securities Act with respect thereto.

Please contact the undersigned at (202) 663-6402 with any questions or comments you may have regarding this filing.

Very truly yours,

/s/ Erika L. Robinson

Erika L. Robinson

cc: Gregg L. Engles, The WhiteWave Foods Company